INVENTORIES	12 Months Ended
Dec. 31, 2013
INVENTORIES [Abstract]
INVENTORIES	NOTE 4 - INVENTORIES
	December 31,
	2012	2013

Raw materials	$15,227	$14,484
Work in process	145	118
Finished goods	19,630	21,473
Total inventories	$35,002	$36,075